INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INCOME TAXES
Schedule of Deferred Tax
	June 31, 2023	December 31, 2022
Net operating loss	$916,586	$908,653
Valuation allowance	(916,586)	(908,653)
Net deferred tax asset	$-	$-

	2022	2021
Net operating loss	$908,653	$753,258
Valuation allowance	(908,653)	(753,258)
Net deferred tax asset	$-	$-